Expected Future Lease Payments Under Operating Leases (Detail)	Dec. 31, 2014 USD ($)
Capital and Operating Leased Assets [Line Items]
Year ending December 31, 2015	$ 94,830
Year ending December 31, 2015 (sublease)	341,682
Total future minimum lease payments	$ 436,512